Pension and Other Postretirement Benefits - Changes in Accumulated Other Comprehensive Loss (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss, beginning of year	$ 61,333
Amortization cost	(5,082)
Curtailment gain recognized	128
Settlement loss recognized	(128)
Actuarial gain	(12,236)
Asset loss	9,949
Currency impact	(2,244)
Net actuarial loss, end of year	51,720
Prior service credit, beginning of year	(94)
Amortization credit	44
Currency impact	(31)
Prior service credit, end of year	(81)
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss, beginning of year	4,679
Amortization cost	(328)
Actuarial gain	(1,720)
Currency impact	(116)
Net actuarial loss, end of year	2,515
Prior service credit, beginning of year	(143)
Amortization credit	87
Currency impact	16
Prior service credit, end of year	$ (40)